Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 5,076,582	$ 788,729
Market securities and investments in other companies	7,565,805	7,821,546
Derivative hedge assets	1,918,191	309,237
Fair value financial assets	12,642,387	8,610,275
Derivative hedge liabilities	1,840,188
Derivative financial instruments	10,416,675	11,118,676
Fair value financial liabilities	12,256,863	11,118,676
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	7,565,805	7,821,546
Derivative hedge assets	0	0
Fair value financial assets	7,565,805	7,821,546
Derivative hedge liabilities	0
Derivative financial instruments	0	0
Fair value financial liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	3,158,391	479,492
Market securities and investments in other companies	0	0
Derivative hedge assets	1,918,191	309,237
Fair value financial assets	5,076,582	788,729
Derivative hedge liabilities	1,840,188
Derivative financial instruments	10,416,675	11,118,676
Fair value financial liabilities	12,256,863	11,118,676
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Derivative hedge assets	0	0
Fair value financial assets	0	0
Derivative hedge liabilities	0
Derivative financial instruments	0	0
Fair value financial liabilities	$ 0	$ 0